Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 35,747	$ 37,437	$ 33,489	$ 89,105
Net release of provisions for uncertain tax positions			(23,400)	$ 14,400
Release of deferred tax liability, undistributed earnings of foreign subsidiaries			(29,800)
Decrease in deferred tax benefit, amortization of intangible assets			27,000
Unrecognized tax benefits and related interest and penalties	105,800		105,800		$ 125,800
Unrecognized tax benefits	83,848		83,848		101,619	$ 160,016
Interest and related penalties	$ 22,000		22,000		24,200
Interest and penalties recognized as an benefit			$ 3,300
Interest and penalties recognized as an expense					$ 1,900